Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs	The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Quarter ended June 30
Service costs	16	26	6	8
Interest costs	40	28	7	6
Expected return on plan assets	(50)	(48)	(5)	(5)
Amortization of actuarial (gains) losses	(3)	1	(5)	(3)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	2	(3)	1	1
Net benefit cost	4	3	3	6

Year-to-date June 30
Service costs	31	52	11	17
Interest costs	80	56	15	11
Expected return on plan assets	(100)	(97)	(11)	(11)
Amortization of actuarial (gains) losses	(5)	2	(9)	(5)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	6	(5)	3	2
Net benefit cost	11	7	8	13